PROPERTY, PLANT AND EQUIPMENT (Details) $ in Millions	3 Months Ended
Mar. 31, 2025 USD ($)
Significant Accounting Policies
Balance at the beginning	$ 549.5
Balance at the ending	561.2
Land
Significant Accounting Policies
Balance at the ending	36.8
Buildings and constructions
Significant Accounting Policies
Balance at the ending	270.5
Machinery and equipment
Significant Accounting Policies
Balance at the ending	197.1
Advances paid and construction in progress
Significant Accounting Policies
Balance at the ending	56.8
Gross inventories
Significant Accounting Policies
Balance at the beginning	1,051.1
Additions	25.6
Disposals	3.0
Transfers	0.0
Translation differences	25.2
Balance at the ending	1,098.9
Gross inventories | Land
Significant Accounting Policies
Balance at the beginning	35.6
Additions	0.0
Disposals	0.0
Transfers	0.0
Translation differences	1.2
Balance at the ending	36.8
Gross inventories | Buildings and constructions
Significant Accounting Policies
Balance at the beginning	476.5
Additions	3.5
Disposals	2.6
Transfers	6.8
Translation differences	10.4
Balance at the ending	494.6
Gross inventories | Machinery and equipment
Significant Accounting Policies
Balance at the beginning	490.5
Additions	4.7
Disposals	0.4
Transfers	3.4
Translation differences	12.5
Balance at the ending	510.7
Gross inventories | Advances paid and construction in progress
Significant Accounting Policies
Balance at the beginning	48.5
Additions	17.4
Disposals	0.0
Transfers	(10.2)
Translation differences	1.1
Balance at the ending	56.8
Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	(501.6)
Disposals	(3.0)
Depreciation during the period	26.4
Translation differences	(12.7)
Balance at the ending	(537.7)
Accumulated depreciation and impairment losses | Land
Significant Accounting Policies
Balance at the beginning	0.0
Disposals	0.0
Depreciation during the period	0.0
Translation differences	0.0
Balance at the ending	0.0
Accumulated depreciation and impairment losses | Buildings and constructions
Significant Accounting Policies
Balance at the beginning	(208.1)
Disposals	(2.6)
Depreciation during the period	13.8
Translation differences	(4.8)
Balance at the ending	(224.1)
Accumulated depreciation and impairment losses | Machinery and equipment
Significant Accounting Policies
Balance at the beginning	(293.5)
Disposals	(0.4)
Depreciation during the period	12.6
Translation differences	(7.9)
Balance at the ending	(313.6)
Accumulated depreciation and impairment losses | Advances paid and construction in progress
Significant Accounting Policies
Balance at the beginning	0.0
Disposals	0.0
Depreciation during the period	0.0
Translation differences	0.0
Balance at the ending	$ 0.0